Disclosure of detailed information about allowance for doubtful accounts for trade accounts receivable (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statements [Line Items]
Allowance for doubtful accounts, beginning of year	$ 91	$ 163
Provision for doubtful accounts	105	102
Bad debts written off, net of recoveries	(42)	(174)
Allowance for doubtful accounts, end of year	$ 154	$ 91